Equity and preferred shares	12 Months Ended
Mar. 31, 2017
Equity [Abstract]
Equity and preferred shares

14. Equity and preferred shares

Equity shares

Equity shares have a par value of US$0.000625 per share at APGL. There is no limit on the number of equity shares authorized. As of March 31, 2016, and 2017, there were 1,758,080 and 25,915,956 equity shares issued and outstanding.

Compulsorily convertible preferred Share

There is no limit of number of preferred shares. The Compulsorily Convertible Preferred Shares (CCPS), treated as mezzanine equity, consisted of the following:

	No of Shares	Total consideration (INR)	Price per share (USD)*
Series A	38,770	92,492	49
Series B	181,046	503,994	61
Series C	229,880	381,600	34
Series D	84,348	474,964	102
Series F	138,133	1,550,508	184
Series H	133,285	3,840,339	450
Series I	55,535	1,666,490	450

	860,997	8,510,387

*	Not in thousands

In November 2008, AZI had issued 38,770 Series A CCPS for consideration of INR 91,617, (net of INR 875 share issue expenses). In February 2010, AZI had issued 181,046 Series B CCPS for consideration of INR 500,731 (net of INR 3,263 share issue expenses). In September 2011, AZI had issued 229,880 Series C CCPS for consideration of INR 377,562 (net of INR 4,038 share issue expenses). In September 2012, AZI had issued 84,348 Series D CCPS for consideration of INR 474,964 (net of INR NIL share issue expenses). From June 2014 to January 2015 AZI had issued 138,133 series F CCPS for a total consideration of INR 1,549,010 (net of INR 1,498 share issue expenses). Unless converted, the term of the Series A CCPS is a maximum of 19 years from the date of issue, whereas the terms of the Series B, Series C, Series D and Series F CCPS is a maximum of 20 years, as amended, from the date of issue. On July 25, 2015, the Series A, Series B, Series C, Series D, and Series F CCPS in AZI were exchanged for similar instruments in APGL having identical terms and conditions.

On July 25, 2015, APGL issued 133,285 Series H CCPS for consideration of INR 3,695,407 (net of INR 144,932 share issuance expenses). Unless converted, the term of the Series H CCPS is a maximum of 20 years from the date of issue. In September 2016, APGL issued 55,535 Series I CCPS for a consideration of INR 1,658,166 (net of INR 8,324 share issue expenses) with a term unless converted for 20 years from the date of issue.

The rights, preferences and privileges of the Company’s Series A, Series B, Series C, Series D, Series F, Series H and Series I CCPS (collectively, the “Mezzanine CCPS”) are as follows:

Voting

The Mezzanine CCPS rank pari passu with regards to voting rights. Holders of Mezzanine CCPS were entitled to vote on all matters and were entitled to the number of votes equal to the number of equity shares into which the Mezzanine CCPS shares were then convertible on the basis of the applicable conversion factor.

Dividend

Each of the Series A, Series B, Series C, Series D, and Series F holders of the Mezzanine CCPS were entitled to a 8.0% per annum per share non-cumulative dividend. Series H and Series I CCPS were entitled to an 8% per annum per share cumulative dividend and thereafter they all participate pro rata on an as converted basis with the equity shareholders on any distributions made to the equity shareholders. The Company had not declared or paid any dividends through March 31, 2017. The dividend had been accreted as liquidation preference.

Conversion

Each of the Series A, Series B, Series D, Series F, Series H and Series I CCPS are convertible into equity shares of the Company at the option of the CCPS holders at any time at a conversion ratio of 1:1. The Series C CCPS were convertible into equity shares of the Company at the option of the CCPS holder at any time at a conversion ratio of 1:0.3423. Any Mezzanine CCPS which have not been converted into equity shares of the Company were compulsorily converted into equity shares of the Company, at the aforementioned ratios, upon listing of shares on execution of a QIPO or at their maturity date. Pursuant to the IPO in October 2016, the Company converted all the outstanding CCPS into 14,635,882 equity shares.

Liquidation

On occurrence of a liquidation event, as defined in the terms of the Mezzanine CCPS agreements, the Series A holders were eligible to receive an amount equal to 140% of the cash paid for the Series A CCPS, plus accrued and unpaid dividends, and the Series B, Series C, and Series D holders had the right to receive an amount equal to 200% of the cash paid, plus accrued and unpaid dividends, and the Series F holders had the right to receive an amount equal to 150% of the cash paid, plus accrued and unpaid dividends, and the Series H and Series I CCPS holders had the right to receive an amount equal to 108% of the cash paid, plus accrued and unpaid dividends. Upon such a liquidation event, the holders of the CCDs and Series E and G CCPS were entitled to receive amounts in preference to the Series B, Series C, Series D, Series F, Series H and Series I CCPS, who in turn receive amounts in preference to the holders of the Series A CCPS. Series A CCPS holders received amounts in preference to the Company’s equity shareholders.

Accounting

The Company had evaluated its accounting for the Mezzanine CCPS pursuant to ASC Topic 480 and ASC Topic 815 Derivative and Hedging. The Mezzanine CCPS did not satisfy the criteria for liability classification described in ASC Topic 480. In addition, the embedded features of the Mezzanine CCPS did not satisfy the criteria for separate accounting of the derivative from the host instrument pursuant to ASC Topic 815. However, because the Mezzanine CCPS contain certain redemption features that are not solely within the Company’s control, the Mezzanine CCPS were classified as temporary equity in the consolidated balance sheets.

The Mezzanine CCPS were being accreted to their buyback value through February 25, 2016, the earliest buyback date, so that the carrying amount equaled the mandatory redemption value at such date. Subsequently, the Company entered into an arrangement with the Mezzanine CCPS holders to extend the buyback date to December 31, 2016, without increasing the buyback value.

The Company incurred issuance costs amounting to INR 162,931 (US$2,512) which have been netted against the proceeds received from the issuance of Series A, Series B, Series C, Series D, Series F, Series H and Series I Mezzanine CCPS. The issuance costs were being accreted over the respective redemption periods on a straight-line basis. The amount accreted totaled INR 1,899, INR 147,532 and INR 8,324 (US$ 128) during the years ended March 31, 2015, 2016 and 2017, respectively.